Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos	12 Months Ended
Mar. 31, 2021
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos	Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos
The following table provides a reconciliation of Cash and cash equivalents, Restricted cash and Restricted cash - Asbestos reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	31 March
(Millions of US dollars)	2021	2020
Cash and cash equivalents	$208.5	$144.4
Restricted cash	5.0	5.0
Restricted cash - Asbestos	104.9	36.4
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$318.4	$185.8